Note 1 - Nature and Continuance of Operations	9 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of nature and continuance of operations [text block]
1.	NATURE AND CONTINUANCE OF OPERATIONS

Foremost Lithium Resource & Technology Ltd. (the “Company”), which is incorporated under the laws of the Province of British Columbia, is a public company listed on the Canadian Securities Exchange (the “CSE”) and trades under the symbol FAT.  The Company’s head office is located at Suite 250, 750 West Pender Street, Vancouver, British Columbia, Canada, V6C 2T7.  The Company’s registered and records office is located at Royal Centre, 1055 West Georgia Street, Suite 1500, PO Box 11117, Vancouver, British Columbia, Canada, V6E 4N7.

On January 4, 2022, the Company changed its name to Foremost Lithium Resource & Technology Ltd.

On February 14, 2022, the Company began trading on the OTCQB Venture Market in the United States under the symbol FRRSF.

On July 5, 2023, the Company consolidated its common shares on the basis of 50 pre-consolidation common shares for one post-consolidation common share. All shares, warrants and stock options in these condensed interim consolidated financial statements are on post-consolidated basis.

On August 22, 2023, the Company began trading on the Nasdaq Capital Market (“NASDAQ”) under the symbols FMST and FMSTW.

The Company is an exploration company focused on the identification and development of high potential mineral opportunities in stable jurisdictions.

Going concern of operations

These condensed interim consolidated financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. As at December 31, 2023, the Company has had significant losses resulting in a deficit of $20,820,828 ( March 31, 2023 - $17,869,111). As at December 31, 2023, the Company also had a working capital deficiency of $1,992 ( March 31, 2023 - $2,117,473). In addition, the Company has not generated revenues from operations. The Company has financed its operations primarily through the issuance of common shares and short-term loans. The Company continues to seek capital through various means including the issuance of equity and/or debt. These material uncertainties cast significant doubt as to the ability of the Company to meet its obligations as they come due and, accordingly, the appropriateness of the use of accounting principles applicable to a going concern. These condensed interim consolidated financial statements do not include adjustments to amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue operations. Any such adjustments may be material.

The Company’s business financial condition and results of operations may be further negatively affected by economic and other consequences from Russia’s military action against Ukraine and the sanctions imposed in response to that action in late February 2022. While the Company expects any direct impacts of the war in the Ukraine to its business to be limited, the indirect impacts on the economy and on the mining industry and other industries in general could negatively affect the Company’s business and may make it more difficult for it to raise equity or debt financing.  There can be no assurance that the Company will not be impacted by adverse consequences that may be brought about on its business, results of operations, financial position and cash flows in the future.

In order to continue as a going concern and to meet its corporate objectives, the Company will require additional financing through debt or equity issuances or other available means.  Although the Company has been successful in the past in obtaining financing, there is no assurance that it will be able to obtain adequate financing in the future or that such financing will be on terms advantageous to the Company.

FOREMOST LITHIUM RESOURCE & TECHNOLOGY LTD.
NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian dollars)
(Unaudited – Prepared by Management)
For the nine months ended December 31, 2023